Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Long Term Debt Explanatory [Abstract]
Schedule of long term debt

	31-Dec-21	31-Dec-20
Balance, Beginning of Year	$108,236	$150,538
Foreign Exchange adjustment	2,076	3,188
Capital repayments in the period	(110,312)	(45,490)
	0	108,236
Less: current portion of long term debt	-	(56,471)
Balance, End of Year	$0	$51,765